OTHER REAL ESTATE OWNED Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Other Real Estate Owned [Abstract]
Other Real Estate Owned [Table Text Block]
A summary of expenses applicable to other real estate operations for the years ended December 31, 2015, 2014 and 2013, is as follows:

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Net loss from sales or write-downs of other real estate owned	$267	$104	$43
Other real estate expense, net of rental income	271	321	521
Expense from other real estate operations, net	$538	$425	$564